Property and Equipment - Balances by Major Asset Class (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and equipment
Property and equipment, gross	$ 99,459	$ 79,746	$ 46,084
Less: Accumulated depreciation and amortization	35,691	22,294	11,165
Property and equipment, net	63,768	57,452	34,919
Computer equipment
Property and equipment
Property and equipment, gross	38,492	31,496	21,562
Software
Property and equipment
Property and equipment, gross	33,607	26,412	13,190
Furniture and fixtures
Property and equipment
Property and equipment, gross	8,201	7,916	6,654
Leasehold improvements
Property and equipment
Property and equipment, gross	4,051	3,488	2,343
Projects in progress
Property and equipment
Property and equipment, gross	$ 15,108	$ 10,434	$ 2,335